Average Annual Total Returns{- Fidelity® Total International Equity Fund} - 10.31 Fidelity International Growth & Total International Equity Retail Combo PRO-08 - Fidelity® Total International Equity Fund
	Fidelity Total International Equity Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Total International Equity Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Total International Equity Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Total International Equity Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	MS112 Past 1 year	MS112 Past 5 years	MS112 Past 10 years
Total	27.61%	7.09%	6.29%	27.32%	6.81%	5.86%	16.91%	5.71%	5.11%	21.74%	5.68%	5.12%